Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares outstanding	262,237	227,002